Business Combinations (Details 2) (RBF consulting [Member], USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
RBF consulting [Member]
Continuing Operations
Revenues	$ 617,399	$ 601,940
Net income	$ 14,084	$ 12,592
Diluted earnings per share	$ 1.48	$ 1.35